NOTE 6 - INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
The Company’s inventories consisted of the followings at December 31, 2017 and 2016:

	2017	2016
Raw materials	$46,880	$52,363
Finished goods (isolates, tinctures and capsules, etc.)	10,377	10,722
	$57,257	$63,085